Income per Share	3 Months Ended
Jun. 30, 2011
Text Block Abstract
Earnings Per Share Text Block

Note 9 – Income Per Share

The computation of basic income (loss) per common share is calculated by dividing the net income or loss by the weighted average number of shares of the Company’s common stock outstanding, as follows:

	Three Months		Six Months Ended
	Ended June 30,		June 30,
	2011	2010	2011	2010
(in thousands, except per share)
Income from continuing operations, net of tax	$ 16,915	$ 5,480	$ 15,638	$ 3,206
Weighted average number of common
shares outstanding	12,651	12,179	12,468	12,179
Income from continuing operations, net of tax
per common share	$ 1.34	$ 0.45	$ 1.25	$ 0.26
Discontinued operations	$ (154)	$ 825	$ 5,946	$ 357
Weighted average number of common
shares outstanding	12,651	12,179	12,468	12,179
Discontinued operations per common share	$ (0.02)	$ 0.07	$ 0.48	$ 0.03
Net income	$ 16,761	$ 6,305	$ 21,584	$ 3,563
Weighted average number of common
shares outstanding	12,651	12,179	12,468	12,179
Net income per common share	$ 1.32	$ 0.52	$ 1.73	$ 0.29

Diluted earnings per share gives effect to dilutive potential common shares outstanding during the period.  The Company had potentially dilutive common share equivalents including stock options and other stock-based incentive compensation arrangements during the three and six month periods ended June 30, 2011 and 2010.  For the three and six month periods ended June 30, 2011, no outstanding common share equivalents were dilutive because the $90.00 per share exercise price of such equivalents exceeded the fair market value of the Company’s common stock, which averaged $12.32 and $12.21 during those periods, respectively.  As of June 30, 2011, stock options for an aggregate of 52,300 shares are excluded from the calculation of net income per share.